Jody M. Walker
                            Attorney At Law
                        7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

February 7, 2011

Re:     Iron Eagle Group, Inc.
        Form 8-K
        Filed February 4, 2011
        File No. 000-22965

Dear Sir or Madam:

Pursuant to your comment letter dated February 7, 2011, please note the following:

Form 8-K
1. Please amend your filing to disclose whether the decision to change accountants was approved by the board of directors or audit committee as required by Regulation S-K, Item 304(a)(iii).

The disclosure has been amended to state that the decision to change auditors was approved by the board of directors.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,


/s/Jody M. Walker
--------------------------
Jody M. Walker
Attorney At Law